SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		$ 5,630	$ 4,807
Less accumulated depreciation		(3,500)	(2,835)
Total Property and equipment, net	$ 1,767	2,130	1,972
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		3,692	3,039
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		1,306	1,143
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		26	26
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		297	291
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment,gross		$ 309	$ 308